Intangible Assets, Net and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Amortizable intangibles	$ 152,402	$ 167,153
Goodwill	1,745,098	1,746,314
Total intangible assets, net and goodwill	1,897,500	1,913,467
Real estate
Finite-Lived Intangible Assets [Line Items]
Goodwill	36,711	36,711
Other operations
Finite-Lived Intangible Assets [Line Items]
Goodwill	3,459	3,459
Investment Banking and Capital Markets
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,561,928	1,563,144
Asset Management
Finite-Lived Intangible Assets [Line Items]
Goodwill	143,000	143,000
Customer and other relationships
Finite-Lived Intangible Assets [Line Items]
Amortizable intangibles	42,808	51,285
Intangibles, accumulated amortization	128,012	119,694
Trademarks and tradename
Finite-Lived Intangible Assets [Line Items]
Amortizable intangibles	96,509	100,255
Intangibles, accumulated amortization	32,244	28,585
Other
Finite-Lived Intangible Assets [Line Items]
Amortizable intangibles	5,353	7,729
Intangibles, accumulated amortization	11,329	8,953
Exchange and clearing organization membership interests and registrations
Finite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles	$ 7,732	$ 7,884